                             THE VANTAGEPOINT FUNDS

  Supplement dated January 3, 2007 to the Statement of Additional Information
              dated May 1, 2006, as supplemented November 7, 2006

     This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the
                      Statement of Additional Information.

INFORMATION ABOUT THE OFFICERS AND DIRECTORS

Information regarding Paul Gallagher on page 20 is removed and replaced with the following information:

Angela Montez ( 39 )**      Secretary       Since December,      Vice President, Assistant           N/A
                                            2006                 Secretary and Acting General
                                                                 Counsel -- ICMA Retirement
                                                                 Corporation (2006- present)
                                                                 Corporate Counsel -- ICMA
                                                                 Retirement Corporation (2000 -
                                                                 2006); Secretary -- Vantagepoint
                                                                 Investment  Advisers, LLC,
                                                                 Vantagepoint Transfer Agents,
                                                                 LLC and ICMA-RC Services,
                                                                 LLC(broker-dealer) (2006 -
                                                                 present)


** Ms. McCallen and Ms. Montez and Messrs. Rohrbacher and Maus are considered to be " interested persons" of the Trust as that term is defined under the 1940 Act due to their positions as officers of VIA and ICMA-RC Services LLC ("RC Services") the distributor of the Funds, and ICMA-Retirement Corporation, the parent company of VIA and RC Services.




            [End of Statement of Additional Information Supplement]